Related Party Transactions - Schedule of Other Assets and Liabilities with Related Parties (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CLP ($)
Disclosure of transactions between related parties [line items]
Derivative financial instruments	$ 3,756,340		$ 2,980,926
Other assets	629,683		810,521
TOTAL ASSETS	40,320,766	$ 47,197	37,600,243
Derivative financial instruments	3,644,874		2,925,587
Other liabilities	1,007,562		709,612
TOTAL LIABILITIES	37,002,977		34,275,022
Related Parties 1 [Member]
Disclosure of transactions between related parties [line items]
Derivative financial instruments			109,194
Other assets			98
TOTAL ASSETS			109,292
Derivative financial instruments			188,130
Current accounts and demand deposits	18,507		74,724
Time deposits and saving accounts	149,422		241,023
Other liabilities			21,610
TOTAL LIABILITIES	$ 167,929		$ 525,487